COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Exhibit 99.16

Loan Level Tape Compare Upload
Loans in Report		4

Loan Number	Deal ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXX	4350120955	(No Data)	Representative Score	8888	703
XXXX	4350120960	(No Data)	Note Date	XXXX	XXXX
XXXX	4350120958	Fishburn	Note Date	XXXX	XXXX
XXXX	4350120959	(No Data)	DTI (Back)	49.462	43.4549

The findings in this report are preliminary and subject to revision by Clayton. This report is confidential and for Client’s internal use only. This report is not for purposes of 17g5 filings and is not redacted. For Securitization reporting please submit a request to CL_SecondaryMarketAcquisitions@clayton.com